Capital Commitments - Summary of Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Commitments [Abstract]
Construction in progress	$ 33,637	$ 2,844	$ 2,628